Stock Options (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's stock Options Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2019	804,000	$4.98	$1,575,840
Granted	—	—	—
Exercised	(13,500)	4.98	—
Forfeited / Expired	(5,000)	—	—
Outstanding as of December 31, 2019	785,500	$4.98	$1,170,395
Vested and expected to vest at December 31, 2019	785,500	$4.98	1,170,395
Exercisable as of December 31, 2019	785,500	$4.98	$1,170,395

Summary of Company's Non-Vested Restricted Shares Activity

A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number of Non-Vested Restricted Shares	Weighted Average Grant Date Fair Value ($)
Non-vested as of January 1, 2019	2,000,000	$8.25
Granted	—	—
Vested	—	—
Forfeited	(27,000)	8.25
Non-vested as of December 31, 2019	1,973,000	$8.25

Summary of Company's Non-Vested Restricted Shares Activity

As at December 31, 2019

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	785,500	3.33	4.98	785,500	$3.33	$4.98
	785,500	3.33	4.98	785,500	3.33	4.98